23. LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases Tables
Schedule of minimum future payments of non-cancellable operating lease	The minimum future payments of non-cancellable operating lease are presented below:
12.31.17
2018	374.9
2019	76.8
2020	44.6
2021	34.5
2022	31.7
2023 onwards	93.0
655.5

Schedule of finance leases mainly for the acquisitions of machinery, equipment, vehicles, software and buildings

The Company enters into finance leases mainly for the acquisitions of machinery, equipment, vehicles, software and buildings, presented below:

	Weighted average interest rate (p.a.) (1)	12.31.17	12.31.16
Cost
Machinery and equipment		98.1	115.8
Software		97.1	78.7
Vehicles		0.3	0.5
Land		1.4	1.7
Buildings		218.8	144.4
Facilities		14.7	-
		430.4	341.1

Accumulated depreciation
Machinery and equipment	44.88%	(45.3)	(38.4)
Software	80.00%	(84.6)	(63.5)
Vehicles	20.00%	(0.2)	(0.3)
Buildings	8.33%	(59.1)	(44.1)
Facilities	6.67%	(0.7)	-
		(189.9)	(146.3)
		240.5	194.8

(1)	The period of depreciation of leased assets corresponds to the lowest of term of the contract and the useful life of the asset, as determined by IAS 17.

Schedule of minimum future payments for these finance leases

The minimum future payments required for these finance leases are segregated as follows, and were recorded in current and non-current liabilities:

	12.31.17
	Present value of minimum payments	Interest	Minimum future payments
2018	51.7	20.9	72.5
2019	43.3	20.2	63.5
2020	30.4	15.0	45.4
2021	20.4	9.0	29.4
2022	16.1	8.3	24.4
2023 onwards	70.7	46.8	117.6
	232.6	120.2	352.8

Schedule of estimated schedule of future payments	The estimated schedule of future payments related to this agreement is set forth below:
12.31.17
2018	-
2019	9.4
2020	9.4
2021	9.4
2022	9.4
2023 onwards	84.9
122.5